Subsidiary Preferred Shares balance (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	$ 174,017	$ 118,972
Entrega
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	669	1,291
Follica
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	11,191	12,792
Sonde
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	13,362	12,821
Vedanta Biosciences
Subsidiary Preferred Shares [Line Items]
Subsidiary Preferred Shares	$ 148,796	$ 92,068